EARNINGS PER CLASS A SHARE (Narrative) (Details) - shares	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Earnings Per Share [Abstract]
Antidilutive securities excluded from computation of earnings per share (shares)	23,653,333	23,333,333